CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash	$ 7,303,711	$ 2,017,823	$ 1,211,423
Accounts receivable, net	345,444	267,485	184,415
Inventory	1,033,966	457,094	320,239
Prepaid and other current assets	574,048	376,778	94,421
Total current assets	9,257,169	3,119,180	1,810,498
Intangible assets, net	143,072	216,580	334,025
Property and equipment, net	7,486,384	4,237,467	3,703,582
Total assets	16,886,625	7,573,227	5,848,105
Current liabilities:
Accounts payable	2,107,777	1,369,169	874,119
Accrued expenses	1,164,634	612,359	815,814
Current portion of notes payable	18,732	49,994	44,601
Notes payable - related party, net of discount	500,000	441,667
Current portion of capital lease obligations	1,229,566	947,422	506,506
Total current liabilities	5,020,709	3,420,611	2,241,040
Notes payable, net of current portion		5,693	55,730
Capital lease obligations, net of current portion	1,207,063	2,156,837	2,042,359
Derivative liability	29,938,937	9,998,636
Total liabilities	$ 36,166,709	$ 15,581,777	$ 4,339,129
Commitments and contingencies
Stockholders' deficit:
Preferred stock	$ 104
Common stock	318	$ 8
Additional paid-in capital	83,680,772	55,996,138	$ 9,733,458
Accumulated deficit	(102,961,278)	(64,004,696)	(42,276,878)
Total stockholders' deficit	(19,280,084)	(8,008,550)	(32,543,420)
Convertible preferred stock:
Total liabilities and stockholders' deficit	$ 16,886,625	$ 7,573,227	5,848,105
Series A Convertible Preferred Stock
Convertible preferred stock:
Convertible preferred stock			18,846,539
Series B Convertible Preferred Stock
Convertible preferred stock:
Convertible preferred stock			9,464,454
Series C Convertible Preferred Stock
Convertible preferred stock:
Convertible preferred stock			3,674,335
Series C-1 Convertible Preferred Stock
Convertible preferred stock:
Convertible preferred stock			$ 2,067,068
Series D Convertible Preferred Stock
Convertible preferred stock:
Convertible preferred stock